Revenue - Balances Related to Enforceable Contracts (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract balances
Accounts receivable	$ 22,355	$ 2,730	$ 1,185
Contract assets	843	2,045	7,064
Contract liabilities	$ (31,138)	$ (26,132)	$ (10,211)	$ (11,590)